ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES

6.	ACCRUED AND OTHER CURRENT LIABILITIES and OTHER LIABILITIES

Accrued and other current liabilities and other liabilities consisted of the following as of (in thousands):

	September 30, 2026	December 31, 2025
Employee retention credit (“ERC”) refund	$3,645	$3,645
Accrued payroll	497	561
Sales tax payable	1,120	824
Limited product warranty liability	1,079	799
Deferred software subscription fees	970	308
Accrued professional fees	617	-
Other	886	1,139
	8,814	7,276
Less current portion	(5,159)	(3,619)
Total accrued and other current liabilities and other liabilities, net	$3,655	$3,657

9.	ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES

Accrued and other current liabilities and other liabilities consisted of the following as of December 31, 2025 and 2024 (in thousands):

	2025	2024
Employee retention credit (“ERC”) refund	$3,645	$3,645
Accrued payroll	561	444
Sales tax payable	824	876
Limited product warranty liability	799	424
Deferred software subscription fees	308	76
Other	1,139	527
	7,276	5,992
Less current portion	(3,619)	(2,352)
Total accrued and other current liabilities and other liabilities, net	$3,657	$3,640